CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 94,105	$ 276,889
Short-term deposits	125,231	65,478
Short-term marketable securities	42,187	0
Trade receivables, net of allowances of $2,557 and $2,588	45,024	37,754
Prepaid expenses and other assets	32,207	28,064
Short-term restricted deposits	323	295
Total current assets	339,077	408,480
NON-CURRENT ASSETS:
Other assets	40,524	36,412
Long-term marketable securities	43,334	0
Long-term restricted deposits	170	544
Property and equipment, net	13,268	10,885
Operating lease right-of-use assets	7,003	0
Intangible assets, net	349	1,815
Goodwill	1,481	1,481
Total non-current assets	106,129	51,137
TOTAL ASSETS	445,206	459,617
CURRENT LIABILITIES:
Trade payables	5,957	6,592
Employees and payroll accruals	30,720	34,648
Accrued expenses and other liabilities	17,685	14,662
Operating lease liabilities	5,009	0
Deferred revenues	108,097	86,024
Total current liabilities	167,468	141,926
NON-CURRENT LIABILITIES:
Deferred revenues	1,613	1,288
Deferred tax liabilities, net	7,330	4,795
Other liabilities	2,708	2,097
Operating lease liabilities Long-term	3,833	0
Total non-current liabilities	15,484	8,180
TOTAL LIABILITIES	182,952	150,106
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	8,080	23,901
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value - Authorized: 900,000,000 shares at December 31, 2022 and 2021; Issued and outstanding: 86,780,082 and 83,754,006 shares at December 31, 2022 and 2021, respectively	0	0
Additional paid-in capital	688,636	610,193
Accumulated other comprehensive income (loss)	(1,817)	455
Accumulated deficit	(432,645)	(325,038)
Total shareholders’ equity	254,174	285,610
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	$ 445,206	$ 459,617